Summary of Significant Accounting Policies (10-Q) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended
	Mar. 31, 2013 Mcf	Mar. 31, 2012	Dec. 31, 2012 Mcf	Dec. 31, 2011	Sep. 23, 2012	Dec. 31, 2012 Koko Ltd. [Member]	Mar. 31, 2013 Koko Ltd. [Member]
Equity method investment, ownership percentage					100.00%
Stock issued during period for exchange of ownership interest						31,050,000	31,050,000
Common stock, other shares outstanding						3,450,000	3,450,000
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Disclosure of oil and gas reserves conversion to common units	Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.		Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.
Oil and gas reserves conversion to common unit's basis of barrel of oil.	6,000		6,000
Stock issued during period for oil and gas properties, shares	15,000		3,450,000	14,515,223
Stock issued during period for oil and gas properties	$ 18,750			$ 1,294,934
Allowance for doubtful accounts, reserve	$ 0		$ 0	$ 0